Pledged assets and collateral	12 Months Ended
Mar. 31, 2014
Pledged assets and collateral

8. Pledged assets and collateral

The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2013 and 2014:

	2013	2014
	(in billions of yen)
Interest-bearing deposits in other banks	28	38
Trading account assets	13,752	10,271
Available-for-sale securities	15,939	13,353
Loans	8,860	8,796
Other assets	900	677

Total	39,479	33,135

The associated liabilities collateralized by the above assets at March 31, 2013 and 2014 are summarized below:

	2013	2014
	(in billions of yen)
Deposits	259	878
Call money and funds purchased	1,580	1,708
Payables under repurchase agreements	7,726	6,884
Payables under securities lending transactions	11,092	6,237
Other short-term borrowings	5,626	405
Long-term debt	321	5,632

Total	26,604	21,744

The Bank of Japan (“the BOJ”) requires private depository institutions to maintain a certain amount of funds as reserves in current accounts with the BOJ, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for foreign branches and subsidiaries engaged in banking businesses in foreign countries. At March 31, 2013 and 2014, the deposit amounts maintained with the BOJ and foreign central banks, which were included in Cash and due from banks and Interest-bearing deposits in other banks, were ¥10,507 billion and ¥18,084 billion, respectively. Those balances included the reserve funds required to be maintained by the MHFG Group, which amounted to ¥1,099 billion and ¥1,184 billion at March 31, 2013 and 2014, respectively.

At March 31, 2013 and 2014, the MHFG Group had received collateral that can be sold or repledged, with a fair value of ¥15,501 billion and ¥13,817 billion, respectively, of which ¥13,834 billion and ¥12,508 billion, respectively, were sold or repledged. Such collateral was primarily obtained under resale or securities borrowing agreements, and was used generally as collateral under repurchase or securities lending agreements, or to cover short sales.